Other Income (Loss)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Other Income (Loss)	OTHER INCOME (LOSS)

($ millions)	2017	2016
Unrealized gain (loss) on long-term investments	(3.4)	5.5
Gain (loss) on capital dispositions	31.1	(15.3)
Other gain	0.1	3.2
Other income (loss)	27.8	(6.6)